UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22748

YCG Funds
 (Exact name of registrant as specified in charter)

3207 Ranch Road 620 South, Suite 200
Austin, TX 78738
 (Address of principal executive offices) (Zip code)

Will Kruger
YCG Funds
3207 Ranch Road 620 South, Suite 200
Austin, TX 78738
  (Name and address of agent for service)

(512) 505-2347
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  February 29, 2016

Item 1. Schedule of Investments.

Schedule of Investments
February 29, 2016 (Unaudited)
YCG Enhanced Fund

	Shares	Value
COMMON STOCKS - 83.62%
Beverages - 9.04%
Coca-Cola Co.	41,047	$1,770,357
PepsiCo., Inc.	70,324	6,879,094
		8,649,451
Capital Markets - 1.90%
The Charles Schwab Corp.	72,700	1,821,135
Commercial Banks - 4.02%
Wells Fargo & Co.	82,012	3,848,003
Diversified Financial Services - 5.27%
Berkshire Hathaway, Inc. - Class B (a)	7,640	1,025,059
MSCI, Inc.	56,909	4,013,222
		5,038,281
Food & Staples Retailing - 1.81%
CVS Health Corp.	17,855	1,734,970
Food Products - 10.35%
Nestle SA - ADR	101,154	7,066,618
The Hershey Co.	31,258	2,841,040
		9,907,658
Health Care Providers & Services - 3.62%
Anthem, Inc.	10,569	1,381,263
Express Scripts Holding Co. (a)	29,651	2,086,837
		3,468,100
Household Products - 14.46%
Colgate-Palmolive Co.	116,324	7,635,507
Procter & Gamble Co. (b)	77,172	6,196,140
		13,831,647
Insurance - 5.53%
Aon PLC	55,570	5,295,265
Internet Software & Services - 0.07%
Alphabet, Inc. - Class C (a)	100	69,777
IT Services - 8.34%
Mastercard, Inc. - Class A	55,380	4,813,630
Western Union Co.	173,342	3,165,225
		7,978,855

Media - 5.65%
Discovery Communications, Inc. - Class C (a)	92,569	2,281,826
The Walt Disney Co.	14,382	1,373,769
Twenty-First Century Fox, Inc. - Class A	64,755	1,749,680
		5,405,275
Personal Products - 2.88%
Unilever NV - ADR	64,742	2,758,657
Professional Services - 1.42%
Verisk Analytics, Inc. (a)	18,634	1,357,301
Software - 5.24%
Microsoft Corp.	58,813	2,992,405
Oracle Corp.	54,825	2,016,464
		5,008,869
Textiles, Apparel & Luxury Goods - 4.02%
Cie Financiere Richemont SA - ADR	458,105	2,881,480
NIKE, Inc. - Class B	15,601	960,866
		3,842,346
TOTAL COMMON STOCKS (Cost $71,108,453)		80,015,590
Total Investments (Cost $71,108,453) - 83.62%		80,015,590
Other Assets in Excess of Liabilities - 16.38%		15,673,524
TOTAL NET ASSETS - 100.00%		$95,689,114

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt
PLC	Public Limited Company
(a)	Non-Income Producing Security.
(b)	A portion of this security is pledged as collateral on options written. As of February 29, 2016 the value of collateral is $2,408,700.

The cost basis of investments for federal income tax purposes at February 29, 2016 was as follows*:
Cost of investments	$71,108,453
Gross unrealized appreciation	10,689,667
Gross unrealized depreciation	(1,782,530)
Net unrealized appreciation	$8,907,137

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.

The Global Industry Classifcation Standard (GICS) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Schedule of Options Written
February 29, 2016 (Unaudited)

	Contracts	Value

Call Options
Alphabet, Inc. - Class C
Expiration: March, 2016; Exercise Price: $650.00	1	$6,100

Put Options
Anthem, Inc.
Expiration: March, 2016; Exercise Price: $130.00	4	1,004
Expiration: March, 2016; Exercise Price: $135.00	28	17,430
Expiration: March, 2016; Exercise Price: $140.00	10	9,400
Aon PLC
Expiration: April, 2016; Exercise Price: $85.00	79	3,357
Expiration: April, 2016; Exercise Price: $87.50	48	3,120
Berkshire Hathaway, Inc. - Class B
Expiration: March, 2016; Exercise Price: $125.00	40	1,480
CVS Health Corp.
Expiration: May, 2016; Exercise Price: $95.00	22	5,984
Express Scripts Holding Co.
Expiration: March, 2016; Exercise Price: $80.00	14	13,300
Expiration: April, 2016; Exercise Price: $70.00	19	3,800
Expiration: April, 2016; Exercise Price: $75.00	13	6,923
Expiration: May, 2016; Exercise Price: $67.50	151	33,673
Mastercard, Inc. - Class A
Expiration: April, 2016; Exercise Price: $85.00	50	10,550
Expiration: April, 2016; Exercise Price: $87.50	60	19,320
Expiration: April, 2016; Exercise Price: $90.00	26	9,672
Expiration: April, 2016; Exercise Price: $100.00	39	47,970
NIKE, Inc. - Class B
Expiration: April, 2016; Exercise Price: $55.00	52	3,276
Expiration: April, 2016; Exercise Price: $57.50	170	18,530
Expiration: April, 2016; Exercise Price: $60.00	16	2,912
The Charles Schwab Corp.
Expiration: March, 2016; Exercise Price: $22.00	278	2,780
Expiration: March, 2016; Exercise Price: $23.00	25	625
Expiration: March, 2016; Exercise Price: $24.00	45	2,025
Expiration: March, 2016; Exercise Price: $25.00	425	36,125
Expiration: March, 2016; Exercise Price: $27.00	94	19,035
Expiration: March, 2016; Exercise Price: $28.00	46	12,880
Expiration: March, 2016; Exercise Price: $29.00	53	19,875
Expiration: March, 2016; Exercise Price: $30.00	77	36,190
Expiration: March, 2016; Exercise Price: $32.00	168	112,560
Expiration: March, 2016; Exercise Price: $33.00	190	148,200
The Walt Disney Co.
Expiration: April, 2016; Exercise Price: $87.50	11	880
Expiration: April, 2016; Exercise Price: $90.00	28	3,164
Expiration: April, 2016; Exercise Price: $95.00	62	16,864
Twenty-First Century Fox, Inc. - Class A
Expiration: April, 2016; Exercise Price: $24.00	46	1,150
Expiration: April, 2016; Exercise Price: $25.00	416	16,640
Expiration: April, 2016; Exercise Price: $26.00	337	23,590
Expiration: April, 2016; Exercise Price: $27.00	20	2,100
Expiration: April, 2016; Exercise Price: $28.00	107	16,585
Verisk Analytics, Inc.
Expiration: March, 2016; Exercise Price: $65.00	118	1,475
Expiration: March, 2016; Exercise Price: $70.00	214	10,914
Western Union Co.
Expiration: May, 2016; Exercise Price: $18.00	129	12,255
Total Options Written (Premiums received $888,294)		$713,713

Valuation Measurements
The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

During the period, certain of the securities and other instruments held by the Fund were categorized as Level 2 based upon the inputs and methodologies used to determine the fair value of the security or instrument. The Fund's investments that were categorized as Level 2 include certain over-the-counter option contracts. When there is no last sale price available, options written are valued using at the mean between the current bid and asked prices, which is not a traded price.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund's net assets as of February 29, 2016:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$80,015,590	$-	$-	$80,015,590
Liabilities
Other Financial Instruments**
Options Written	$713,713	$-	$-	$713,713

* Please refer to the schedule of investments to view securities by industry type.
** Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as options written, which are reflected at value.

The Fund did not invest in any Level 3 investments during the period. There were no transfers between levels during the year.
It is the Fund's policy to consider transfers between levels as of the end of the reporting period.

Derivative Instruments and Hedging Activities

The Fund may write covered call options and put options on a substantial portion of the Fund’s long equity portfolio as a means to generate additional income and to tax-efficiently enter and exit positions.  The Fund will not use this strategy as a means of generating implicit leverage.  In other words, if all put options were to be exercised, the Fund will generally have enough cash on hand to purchase the assigned shares.  When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from options written.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.  The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.  Upon writing an option, the Fund is required to pledge an amount of cash or securities, as determined by the broker, as collateral.  As of February 29, 2016, the Fund held securities with a value of $2,408,700 and cash of $4,272,701 as collateral for options written.  During the period, the Fund used written covered call and put options in a manner consistent with the strategy described above.

Statement of Assets and Liabilities -- Values of Derivative Instruments as of February 29, 2016:

Liability Derivatives
Derivatives not accounted for as hedging instruments	Location	Value
Equity Contracts - Options	Options Written, at value	$ 713,713

Item 2. Controls and Procedures.
(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  YCG Funds

By (Signature and Title)   /s/ Brian Yacktman
Brian Yacktman, President (Principal Executive Officer)

Date  April 7, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Brian Yacktman
 Brian Yacktman, President (Principal Executive Officer)

Date  April 7, 2016

By (Signature and Title)*  /s/ William Kruger
 William Kruger, Treasurer (Principal Financial Officer)

Date  April 7, 2016

* Print the name and title of each signing officer under his or her signature.